Vessels and Other Fixed Assets, Net - 2019 (Details) $ / shares in Units, $ in Thousands		5 Months Ended	11 Months Ended	12 Months Ended
	Jan. 14, 2019 USD ($) $ / shares shares	May 27, 2019 USD ($) shares	Nov. 16, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 07, 2019 $ / shares	Aug. 27, 2018
Property, Plant and Equipment [Line Items]
Cash portion of the consideration				$ 347,140	$ 328,634	$ 143,684
Capital leased assets, net amount				$ 798,863	992,777
Number of vessels owned				116
Loss / (gain) on sale of vessels				$ 5,493	0	(2,598)
Total acquisition cost				96,671	129,749
Impairment loss				$ 3,411	$ 17,784	$ 0
First-priority mortgage
Property, Plant and Equipment [Line Items]
Number of vessels owned				80
Amount of vessels pledged as collateral				$ 2,166,419
Cross collateral, Bareboat vessels
Property, Plant and Equipment [Line Items]
Capital leased assets, net amount				$ 798,863
ABN $115,000 Facility
Property, Plant and Equipment [Line Items]
Number of vessels financed				7
BNP Facility
Property, Plant and Equipment [Line Items]
Number of vessels financed				2
Citi $130,000 Facility
Property, Plant and Equipment [Line Items]
Number of vessels financed				11
HSBC $80,000 Facility
Property, Plant and Equipment [Line Items]
Number of vessels financed				8
Step 1 Vessels
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired								3
Katie K
Property, Plant and Equipment [Line Items]
Delivery date				April 16, 2019
Debbie H
Property, Plant and Equipment [Line Items]
Delivery date				May 28, 2019
Star Ayesha
Property, Plant and Equipment [Line Items]
Delivery date				July 15, 2019
Star Janni
Property, Plant and Equipment [Line Items]
Delivery date				January 7, 2019
Star Marianne
Property, Plant and Equipment [Line Items]
Delivery date				January 14, 2019
Star Marianne and Star Janni | Step 1 Vessels
Property, Plant and Equipment [Line Items]
Number of shares issued as part of the consideration | shares	999,336
Cash portion of the consideration	$ 31,772
Total acquisition cost	$ 41,837
Star Janni | Step 1 Vessels
Property, Plant and Equipment [Line Items]
Shares Issued, Price Per Share | $ / shares							$ 10.41
Star Marianne | Step 1 Vessels
Property, Plant and Equipment [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 9.66
Delphin Vessels
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired		11
Number of shares issued as part of the consideration | shares		4,503,370
Cash portion of the consideration		$ 80,000
Total acquisition cost		127,532
Delphin Vessels | CMBL
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract				Bareboat charter for seven years
Sale leaseback transaction, Remaining borrowing capacity		$ 91,431
Star Kappa
Property, Plant and Equipment [Line Items]
Disposal date				Mar. 08, 2019
Star Aurora
Property, Plant and Equipment [Line Items]
Disposal date				Mar. 06, 2019
Star Anna
Property, Plant and Equipment [Line Items]
Delivery date				November 16, 2018
Total acquisition cost			$ 19,800
Disposal date				Sep. 23, 2019
Star Gamma
Property, Plant and Equipment [Line Items]
Disposal date				Sep. 05, 2019
Star Cosmo
Property, Plant and Equipment [Line Items]
Disposal date				Dec. 17, 2019
Star Epsilon
Property, Plant and Equipment [Line Items]
Disposal date				Dec. 09, 2019
Star Delta
Property, Plant and Equipment [Line Items]
Loss / (gain) on sale of vessels				$ 5,493
Star Gamma and Star Anna
Property, Plant and Equipment [Line Items]
Impairment loss				$ 3,411